Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended
	Jul. 13, 2026	May 14, 2026	Apr. 08, 2026	Mar. 31, 2026	Nov. 28, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Shareholders’ Equity [Line Items]
Shares issued						2,125,659		1,608,266
Ordinary shares ratio					one-for-6
Ordinary held share					6
Vesting period		2 years
Restricted stock units granted fair value (in Dollars)		$ 709
Share based expense						$ 395	$ 398
Service [Member]
Shareholders’ Equity [Line Items]
Share based expense						$ 1,321
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Prefunded Warrants			190,000
Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised			388,888
Warrant exercise price (in Dollars per share)			$ 9
PIPE pre-funded warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised			111,111
PIPE Ordinary Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding						388,888
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Additional ordinary shares issued					467
Issued service shares						388,888	23,611
Registered direct offering shares			87,777
Number of ordinary shares received					1
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Shares issued						27,825
Grant options		212,200
Chief Executive Officer [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Number of shares grant in period	165,000
Consultants [Member]
Shareholders’ Equity [Line Items]
Share based expense				$ 1,321
Consultants [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued service shares				100,680
Private Placement [Member]
Shareholders’ Equity [Line Items]
Proceeds from issuance of private placement (in Dollars)			$ 3,500
Proceeds issuance costs (in Dollars)			$ 3,128
2021 Plan [Member]
Shareholders’ Equity [Line Items]
Reserved for issuance						200,000